SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 94.9%
	EQUITY - 94.9%
590,441	Communication Services Select Sector SPDR Fund(a)				$ 38,715,216
284,812	Consumer Discretionary Select Sector SPDR Fund(a)				45,849,036
407,168	Consumer Staples Select Sector SPDR Fund(a)				28,017,230
230,089	Energy Select Sector SPDR Fund(a)				20,797,745
1,670,122	Financial Select Sector SPDR Fund(a)				55,397,947
458,174	Health Care Select Sector SPDR Fund(a)				58,985,321
358,683	Industrial Select Sector SPDR Fund(a)				36,363,283
652,000	iShares Core S&P 500 ETF				279,988,359
136,779	Materials Select Sector SPDR Fund(a)				10,743,990
295,952	Real Estate Select Sector SPDR Fund(a)				10,083,085
739,356	Technology Select Sector SPDR Fund(a)				121,202,629
178,675	Utilities Select Sector SPDR Fund(a)				10,529,318
	TOTAL EXCHANGE-TRADED FUNDS (Cost $368,857,822)				716,673,159
	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
7,490,023	First American Government Obligations Fund Class X, 5.26% (Cost $7,490,023)(b)				7,490,023
Contracts(c)
	INDEX OPTIONS PURCHASED - 8.4%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.0%(d)
437	S&P 500 Index	10/06/2023	$ 4,725	$ 187,387,785	$ 144
419	S&P 500 Index	10/13/2023	4,720	179,669,295	692
	TOTAL CALL OPTIONS PURCHASED (Cost - $82,700)				836
	PUT OPTIONS PURCHASED - 8.4%
437	S&P 500 Index	10/06/2023	4,050	187,387,785	77,306
419	S&P 500 Index	10/13/2023	4,270	179,669,295	1,756,447
836	S&P 500 Index	10/20/2023	4,050	358,480,980	874,087
836	S&P 500 Index	10/20/2023	4,350	358,480,980	7,374,761
418	S&P 500 Index	10/30/2023	4,210	179,240,490	1,278,173
441	S&P 500 Index	12/20/2024	4,000	189,103,005	7,607,206
1,250	S&P 500 Index	12/20/2024	4,600	536,006,250	44,692,599
	TOTAL PUT OPTIONS PURCHASED (Cost - $53,678,063)				63,660,579
	TOTAL INDEX OPTIONS PURCHASED (Cost - $53,760,763)				63,661,415

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
					Fair Value
	TOTAL INVESTMENTS - 104.3% (Cost $430,108,608)				$ 787,824,597
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $3,995,227)				(2,142,991)
	PUT OPTIONS WRITTEN - (3.3)% (Proceeds - $10,291,288)				(24,935,204)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%				(5,347,189)
	NET ASSETS - 100.0%				$ 755,399,213
Contracts(c)
	WRITTEN INDEX OPTIONS - (3.6)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.3)%
437	S&P 500 Index	10/06/2023	$ 4,275	$ 187,387,785	$ 2,089,617
419	S&P 500 Index	10/13/2023	4,495	179,669,295	53,374
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $3,995,227)				2,142,991
	PUT OPTIONS WRITTEN - (3.3)%
437	S&P 500 Index	10/06/2023	4,500	187,387,785	9,042,853
419	S&P 500 Index	10/13/2023	4,495	179,669,295	8,372,208
1,672	S&P 500 Index	10/20/2023	4,200	716,961,960	5,280,570
418	S&P 500 Index	10/30/2023	4,300	179,240,490	2,239,573
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $10,291,288)				24,935,204
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $14,286,515)				$ 27,078,195

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2023 the total value of securities held as collateral is $293,840,989.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 92.4%
	EQUITY - 92.4%
532,500	iShares Core MSCI Emerging Markets ETF(a)				$ 25,341,675
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,618,521)
	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
432,485	First American Government Obligations Fund Class X, 5.26% (Cost $432,485)(b)				432,485
Contracts(c)
	EQUITY OPTIONS PURCHASED - 6.8%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 6.8%
6,430	iShares MSCI Emerging Markets ETF	12/20/2024	$ 38.00	$ 24,401,850	1,802,011
113	iShares MSCI Emerging Markets ETF	12/20/2024	40.00	428,835	42,267
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,981,858)				1,844,278
	TOTAL INVESTMENTS - 100.8% (Cost $29,032,864)				$ 27,618,438
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $103,199)				(83,456)
	PUT OPTIONS WRITTEN - (0.7)% (Proceeds - $153,275)				(178,646)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				50,160
	NET ASSETS - 100.0%				$ 27,406,496
Contracts(c)
	WRITTEN EQUITY OPTIONS - (1.0)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.3)%
3,340	iShares MSCI Emerging Markets ETF	12/15/2023	$ 41.50	$ 12,675,300	$ 69,836
1,666	iShares MSCI Emerging Markets ETF	12/15/2023	43.00	6,322,470	13,620
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $103,199)				83,456
	PUT OPTIONS WRITTEN - (0.7)%
3,340	iShares MSCI Emerging Markets ETF	12/15/2023	35.00	12,675,300	101,037
1,666	iShares MSCI Emerging Markets ETF	12/15/2023	36.00	6,322,470	77,609
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $153,275)				178,646
	TOTAL WRITTEN EQUITY OPTIONS (Proceeds - $256,474)				262,102

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2023 the total value of securities held as collateral is $6,662,600.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 95.0%
	EQUITY - 95.0%
389,000	iShares MSCI EAFE ETF(a)				$ 26,809,880
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,532,983)
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
161,751	First American Government Obligations Fund Class X, 5.26% (Cost $161,751)(b)				161,751
Contracts(c)
	EQUITY OPTIONS PURCHASED - 4.9%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 4.9%
3,127	iShares MSCI EAFE ETF	12/20/2024	$ 65	$ 21,551,284	988,778
763	iShares MSCI EAFE ETF	12/20/2024	70	5,258,596	371,118
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,629,747)				1,359,896
	TOTAL INVESTMENTS - 100.5% (Cost $24,324,481)				$ 28,331,527
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $38,364)				(22,799)
	PUT OPTIONS WRITTEN - (0.8)% (Proceeds - $141,823)				(222,453)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				123,878
	NET ASSETS - 100.0%				$ 28,210,153
Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.9)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.1)%
972	iShares MSCI EAFE ETF	12/15/2023	$ 75	$ 6,699,024	$ 22,799
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $38,364)
	PUT OPTIONS WRITTEN - (0.8)%
972	iShares MSCI EAFE ETF	11/17/2023	66	6,699,024	54,414
972	iShares MSCI EAFE ETF	12/15/2023	65	6,699,024	64,958
972	iShares MSCI EAFE ETF	12/15/2023	67	6,699,024	103,081
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $141,823)				222,453
	TOTAL WRITTEN EQUITY OPTIONS (Proceeds - $180,187)				245,252

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2023 the total value of securities held as collateral is $11,647,480.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 94.8%
	EQUITY - 94.8%
71,000	iShares Core S&P 500 ETF(a)				$ 30,489,530
	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,994,219)
	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
130,986	First American Government Obligations Fund Class X, 5.26% (Cost $130,986)(b)				130,986
Contracts(c)
	INDEX OPTIONS PURCHASED - 8.3%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 1.2%
18	S&P 500 Index	10/06/2023	$ 4,725	$ 7,718,490	$ 6
18	S&P 500 Index	10/13/2023	4,720	7,718,490	30
36	S&P 500 Index	12/20/2024	5,000	15,436,980	401,480
	TOTAL CALL OPTIONS PURCHASED (Cost - $687,875)				401,516
	PUT OPTIONS PURCHASED - 7.1%
600	Chicago Board Options Exchange Volatility Index	11/15/2023	15	1,051,200	29,748
18	S&P 500 Index	10/06/2023	4,050	7,718,490	3,184
18	S&P 500 Index	10/13/2023	4,270	7,718,490	75,456
36	S&P 500 Index	10/20/2023	4,050	15,436,980	37,640
36	S&P 500 Index	10/20/2023	4,350	15,436,980	317,573
18	S&P 500 Index	10/30/2023	4,210	7,718,490	55,041
18	S&P 500 Index	12/20/2024	3,800	7,718,490	239,655
53	S&P 500 Index	12/20/2024	4,400	22,726,665	1,497,033
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,869,307)				2,255,330
	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,557,182)				2,656,846
	TOTAL INVESTMENTS - 103.5% (Cost $22,682,387)				$ 33,277,362
	CALL OPTIONS WRITTEN - (1.1)% (Proceeds - $562,132)				(338,895)
	PUT OPTIONS WRITTEN - (3.3)% (Proceeds - $436,928)				(1,055,973)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%				292,136
	NET ASSETS - 100.0%				$ 32,174,630

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
Contracts(c)
	WRITTEN INDEX OPTIONS - (4.4)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.1)%
600	Chicago Board Options Exchange Volatility Index	11/15/2023	$ 18	$ 1,051,200	$ 126,351
18	S&P 500 Index	10/06/2023	4,275	7,718,490	86,071
18	S&P 500 Index	10/13/2023	4,495	7,718,490	2,293
36	S&P 500 Index	12/20/2024	5,400	15,436,980	124,180
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $562,132)				338,895
	PUT OPTIONS WRITTEN - (3.3)%
18	S&P 500 Index	10/06/2023	4,500	7,718,490	372,474
18	S&P 500 Index	10/13/2023	4,495	7,718,490	359,665
72	S&P 500 Index	10/20/2023	4,200	30,873,960	227,393
18	S&P 500 Index	10/30/2023	4,300	7,718,490	96,441
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $436,928)				1,055,973
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $999,060)				$ 1,394,868

ETF	- Exchange-Traded Fund
(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2023 the total value of securities held as collateral is $22,759,790.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 94.3%
	EQUITY - 94.3%
186,000	iShares Russell 2000 ETF(a)				$ 32,873,640
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,278,861)
	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
719,216	First American Government Obligations Fund Class X, 5.26% (Cost $719,216)(b)				719,216
Contracts(c)
	INDEX OPTIONS PURCHASED - 7.2%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.0%(d)
19	S&P 500 Index	10/06/2023	$ 4,725	$ 8,147,295	6
19	S&P 500 Index	10/13/2023	4,720	8,147,295	31
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,613)				37
	PUT OPTIONS PURCHASED - 7.2%
133	Russell 2000 Index	12/20/2024	1,750	23,741,857	1,506,537
53	Russell 2000 Index	12/20/2024	1,900	9,461,041	907,106
19	S&P 500 Index	10/06/2023	4,050	8,147,295	3,361
19	S&P 500 Index	10/13/2023	4,270	8,147,295	79,648
19	S&P 500 Index	10/30/2023	4,210	8,147,295	58,099
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,619,973)				2,554,751
	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,623,586)				2,554,788
	TOTAL INVESTMENTS - 103.6% (Cost $30,621,663)				$ 36,147,644
	CALL OPTIONS WRITTEN - (0.5)% (Proceeds - $259,570)				(174,934)
	PUT OPTIONS WRITTEN - (2.7)% (Proceeds - $491,979)				(969,016)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%				(132,454)
	NET ASSETS - 100.0%				$ 34,871,240
Contracts(c)
	WRITTEN INDEX OPTIONS - (3.2)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.5)%
46	Russell 2000 Index	11/17/2023	$ 1,905	$ 8,211,469	$ 44,634
46	Russell 2000 Index	11/17/2023	1,915	8,211,469	37,027

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
Contracts(c)
	WRITTEN INDEX OPTIONS - (3.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.5)% (Continued)
19	S&P 500 Index	10/06/2023	$ 4,275	$ 8,147,295	$ 90,853
19	S&P 500 Index	10/13/2023	4,495	8,147,295	2,420
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $259,570)				174,934
	PUT OPTIONS WRITTEN - (2.7)%
46	Russell 2000 Index	11/17/2023	1,625	8,211,469	43,747
46	Russell 2000 Index	11/17/2023	1,640	8,211,469	50,655
19	S&P 500 Index	10/06/2023	4,500	8,147,295	393,168
19	S&P 500 Index	10/13/2023	4,495	8,147,295	379,647
19	S&P 500 Index	10/30/2023	4,300	8,147,295	101,799
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $491,979)				969,016
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $751,549)				$ 1,143,950

ETF	- Exchange-Traded Fund
(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2023 the total value of securities held as collateral is $21,562,280.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.